CONDENSED CONSOLIDATED STATEMENTS OF CASH FLOWS (Unaudited) (Q2) - USD ($)	6 Months Ended
	Jun. 30, 2015	Jun. 30, 2014
OPERATING ACTIVITIES :
Net loss	$ (1,467,652)	$ (1,578,006)
Adjustments to reconcile net loss to net cash used in operating activities:
Amortization of intangible assets	235,622	235,622
Depreciation	104,527	120,107
Share-based compensation for stock and options issued to employees	24,933	9,276
Share-based compensation for options issued to non-employees	120,253	37,647
Equity in earnings (loss) of unconsolidated subsidiary	0	0
Amortization of debt discount on convertible note	0	(78,630)
Amortization of debt discount on promissory note	11,035	0
Amortization of debt issuance costs	8,103	7,309
Warrants issued (cancelled) for services	0	72,771
Common stock issued for services	0	42,600
Common stock issued for interest due on convertible note	0	2,063
Loss on early extinguishment of convertible note	0	135,078
Change in operating assets and liabilities:
Accounts receivable	(450,038)	(243,915)
Inventory	(212,530)	46,912
Prepaid expenses and deferred charges	77,145	36,063
Notes receivable and accrued interest	0	777,710
Accounts payable	449,744	(343,456)
Accrued liabilities	53,800	(150,742)
Accrued interest	11,764	(859)
Deferred revenue	7,402	(29,237)
Total	441,760	676,319
Net Cash Used in Operating Activities	(1,025,892)	(901,687)
INVESTING ACTIVITIES :
Purchase of property and equipment	(787)	(16,233)
Net Cash Used in Investing Activities	(787)	(16,233)
FINANCING ACTIVITIES :
Proceeds from sale of common stock and warrants, net	0	610,000
Proceeds from exercise of common stock warrants	0	1,800,000
Proceeds from issuance of convertible note and warrant, net	485,008	0
Offering cost adjustment - preferred stock sale in 2011	10,509	0
Repayment of principle due on convertible note	0	(776,609)
Net Cash Provided by Financing Activities	495,517	1,633,391
Net Increase (Decrease) in Cash	(531,162)	715,471
Cash, beginning of period	550,458	5,119
Cash, end of period	19,296	720,590
SUPPLEMENTAL CASH FLOW DISCLOSURE:
Cash paid for interest	1,601	14,516
Non-cash investing and financing activities:
Issuance of common stock for principle due on convertible note	$ 0	$ 597,029